Summary of Significant Accounting Policies - Vessels and Equipment (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2022
Vessels and Equipment
Drydocking interval until a vessel is 15 years old		60 months
Age of vessels to switch from 60 to 30 month drydocking interval		15 years
Drydocking interval after a vessel is 15 years old		30 months
Asset's estimated useful life	25 years
Vessels and equipment useful life period
Vessels and Equipment
Asset's estimated useful life	23 years
Hull
Vessels and Equipment
Asset's estimated useful life		23 years
Anchor-handling, loading and unloading equipment
Vessels and Equipment
Asset's estimated useful life		23 years
Main/auxiliary engine
Vessels and Equipment
Asset's estimated useful life		23 years
Thruster, dynamic positioning systems, cranes and other equipment
Vessels and Equipment
Asset's estimated useful life		23 years
Drydock costs | Minimum
Vessels and Equipment
Asset's estimated useful life		2 years 6 months
Drydock costs | Maximum
Vessels and Equipment
Asset's estimated useful life		5 years